UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06730

ALLIANCEBERNSTEIN LARGE-CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Mark R. Manley

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2007

Date of reporting period: April 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Large Cap Growth Fund

Portfolio of Investments

April 30, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.9%
Information Technology - 30.4%
Communications Equipment - 4.7%
Cisco Systems, Inc. (a)(b)	3,573,300	$95,550,042
QUALCOMM, Inc.	676,800	29,643,840

		125,193,882

Computers & Peripherals - 11.4%
Apple, Inc. (b)	1,464,800	146,187,040
Hewlett-Packard Co. (a)	2,009,900	84,697,186
Network Appliance, Inc. (a)(b)	1,170,890	43,568,817
Sun Microsystems, Inc. (b)	5,068,500	26,457,570

		300,910,613

Internet Software & Services - 7.5%
Akamai Technologies, Inc. (a)(b)	615,000	27,109,200
eBay, Inc. (b)	816,800	27,722,192
Google, Inc.-Class A (a)(b)	306,605	144,527,465

		199,358,857

IT Services - 0.6%
Cognizant Technology Solutions Corp.-Class A (b)	91,700	8,197,980
DST Systems, Inc. (a)(b)	110,800	8,647,940

		16,845,920

Semiconductors & Semiconductor Equipment - 3.2%
Broadcom Corp.-Class A (b)	1,737,750	56,563,762
NVIDIA Corp. (a)(b)	854,100	28,091,349

		84,655,111

Software - 3.0%
Adobe Systems, Inc. (b)	824,900	34,282,844
Microsoft Corp.	1,498,700	44,871,078

		79,153,922

		806,118,305

Financials - 20.9%
Capital Markets - 13.2%
The Charles Schwab Corp.	277,900	5,313,448
Credit Suisse Group (New York) (ADR) (a)	1,044,000	81,954,000
Franklin Resources, Inc. (a)	642,593	84,378,887
The Goldman Sachs Group, Inc.	175,940	38,462,243
Janus Capital Group, Inc. (a)	144,900	3,625,398
Lazard Ltd.-Class A (a)	162,360	8,791,794
Legg Mason, Inc. (a)	571,770	56,713,866
Merrill Lynch & Co., Inc.	801,350	72,305,811

		351,545,447

Diversified Financial Services - 6.2%
Chicago Mercantile Exchange Holdings, Inc.-Class A	162,385	83,912,449
JPMorgan Chase & Co.	789,800	41,148,580
Moody’s Corp.	196,100	12,966,132
NYSE Euronext (a)(b)	321,700	27,128,961

		165,156,122

Insurance - 1.5%
American International Group, Inc.	549,750	38,433,022

		555,134,591

Health Care - 17.7%
Biotechnology - 5.3%
Celgene Corp. (b)	167,000	10,213,720
Genentech, Inc. (b)	466,950	37,351,331
Gilead Sciences, Inc. (a)(b)	1,149,300	93,920,796

		141,485,847

Health Care Equipment & Supplies - 2.5%
Alcon, Inc.	495,950	66,918,533

Health Care Providers & Services - 5.4%
Medco Health Solutions, Inc. (b)	145,000	11,312,900
WellPoint, Inc. (a)(b)	1,675,650	132,326,081

		143,638,981

Pharmaceuticals - 4.5%
Abbott Laboratories	1,037,300	58,731,926
Merck & Co., Inc.	568,800	29,259,072
Teva Pharmaceutical Industries, Ltd. (ADR)	298,500	11,435,535
Wyeth	341,500	18,953,250

		118,379,783

		470,423,144

Consumer Discretionary - 12.7%
Hotels Restaurants & Leisure - 4.9%
Hilton Hotels Corp. (a)	831,700	28,277,800
Las Vegas Sands Corp. (b)	186,600	15,896,454
McDonald’s Corp.	729,400	35,215,432
Starwood Hotels & Resorts Worldwide, Inc.	675,800	45,292,116
Wynn Resorts Ltd.	61,400	6,275,694

		130,957,496

Media - 2.9%
Comcast Corp.-Special-Class A (b)	2,961,650	78,187,560

Multiline Retail - 4.2%
Kohl’s Corp. (b)	745,750	55,215,330
Target Corp.	928,200	55,107,234

		110,322,564

Textiles Apparel & Luxury Goods - 0.7%
Nike, Inc.-Class B	340,600	18,344,716

		337,812,336

Industrials - 7.6%
Aerospace & Defense - 6.3%
Boeing Co.	1,126,250	104,741,250
Honeywell International, Inc.	518,300	28,081,494

Rockwell Collins, Inc. (a)	158,597	10,415,065
Spirit Aerosystems Holdings, Inc.-Class A (b)	735,100	23,251,213

		166,489,022

Commercial Services & Supplies - 0.1%
Monster Worldwide, Inc. (b)	87,700	3,687,785

Construction & Engineering - 1.2%
Fluor Corp. (a)	320,550	30,650,991

		200,827,798

Consumer Staples - 4.7%
Beverages - 0.5%
PepsiCo, Inc.	205,300	13,568,277

Food Products - 1.0%
WM Wrigley Jr Co. (a)	438,200	25,801,216

Household Products - 3.2%
Procter & Gamble Co.	1,310,800	84,297,548

		123,667,041

Energy - 3.1%
Energy Equipment & Services - 3.1%
Halliburton Co. (a)	1,099,400	34,927,938
Schlumberger, Ltd. (a)	648,200	47,856,606

		82,784,544

Materials - 2.1%
Chemicals - 2.1%
Monsanto Co.	962,900	56,801,471

Telecommunication Services - 0.7%
Wireless Telecommunication Services - 0.7%
America Movil SA de CV Series L (ADR)	355,200	18,658,656

Total Common Stocks (cost $2,046,081,610)		2,652,227,886

SHORT-TERM INVESTMENTS - 0.2%
Investment Companies - 0.2%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (c) (cost $5,524,623)	5,524,623	5,524,623

Total Investments Before Security Lending Collateral - 100.1% (cost $2,051,606,233)		2,657,752,509

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 9.1%
Short-Terms - 9.1%
UBS Private Money Market Fund, LLC (cost $240,114,907)	240,114,907	240,114,907

Total Investments - 109.2% (cost $2,291,721,140)		2,897,867,416
Other assets less liabilities - (9.2)%		(243,419,726)

Net Assets - 100.0%		$2,654,447,690

(a)	Represents entire or partial securities out on loan.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poors. The fund components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market. The GICS structure consists of 10 sectors, 24 industry groups, 64 industries and 139 sub-industries.

Glossary:

ADR☐	-☐	American Depositary Receipt☐

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Large-Cap Growth Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: June 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: June 22, 2007

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: June 22, 2007